Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Board has not established policies and practices (whether written or otherwise) regarding the timing of option grants or other awards in relation to the release of material nonpublic information (“MNPI”) and does not take MNPI into account when determining the timing and terms of equity awards to executive officers.  In recent years, the Corporation grants equity awards as of the last day of each calendar year, which at year-end 2025 was based on a thirty day volume-weighted average price per share.  The Corporation does not time the disclosure of MNPI, whether positive or negative, for the purpose of affecting the value of executive compensation

Award Timing Method	In recent years, the Corporation grants equity awards as of the last day of each calendar year, which at year-end 2025 was based on a thirty day volume-weighted average price per share.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Corporation does not time the disclosure of MNPI, whether positive or negative, for the purpose of affecting the value of executive compensation
MNPI Disclosure Timed for Compensation Value	false